EQUITY (Tables)	3 Months Ended
Jun. 30, 2016
STOCKHOLDERS' DEFICIENCY [Abstract]
Schedule of Nonvested Restricted Stock Unit Activity

The following table summarizes restricted common stock activity:

Number of Shares
Non-vested shares, March 31, 2016	175,833
Granted	-
Vested	(2,500)
Forfeited	-
Non-vested shares, June 30, 2016	173,333